Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2026
Entity File Number	000-56671
Entity Registrant Name	EBR SYSTEMS, INC.
Entity Central Index Key	0001347123
Entity Tax Identification Number	51-1164669
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	480 Oakmead Parkway
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(408)
Local Phone Number	720-1906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable